SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2019
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS	NOTE 34 - SUBSEQUENT EVENTS No subsequent events identified.